Financial assets and liabilities - Short-term and long-term debt (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Jun. 20, 2019 MXN ($)	Dec. 31, 2016 MXN ($)
Short-term and long-term debt
Amortized transaction costs					$ (22,472)
Accrued interest and other financial cost		$ 16,364	$ 5,972		30,061
Financial debt without unamortized cost	$ 4,998,441
Total financial debt		3,523,198	3,482,714		4,975,969		$ 1,994,283
Less: Short-term maturities		1,212,259	2,403,562	$ 110,692	2,086,017		1,051,237
Long-term		2,310,939	1,079,152	$ 153,352	$ 2,889,952		$ 943,046
Nominal amount of working capital facility (in USD)						$ 1,500,000
28-day TIIE
Short-term and long-term debt
Spread on interest rate basis				1.20%	1.20%
Within one year
Short-term and long-term debt
Total financial debt					$ 2,086,017
Between one year and two years
Short-term and long-term debt
Total financial debt					1,678,534
Between two and three years
Short-term and long-term debt
Total financial debt					524,019
Between three and four years
Short-term and long-term debt
Total financial debt					500,000
Between four and five years
Short-term and long-term debt
Total financial debt					209,871
Revolving line of credit
Short-term and long-term debt
Financial debt excluding accrued interest		$ 3,045,574	$ 2,528,388		3,308,509
Total financial debt					$ 3,334,229
Interest rate basis	three-month LIBOR plus a spread of 260 basis points	three-month LIBOR plus a spread of 260 basis points	three-month LIBOR plus a spread of 260 basis points
Spread on interest rate basis		2.60%	2.60%	2.60%	2.60%
Revolving line of credit | Within one year
Short-term and long-term debt
Total financial debt					$ 1,881,676
Revolving line of credit | Between one year and two years
Short-term and long-term debt
Total financial debt					1,428,534
Revolving line of credit | Between two and three years
Short-term and long-term debt
Total financial debt					24,019
Asset backed trust notes ("CEBUR"), in Mexican pesos
Short-term and long-term debt
Financial debt	$ 1,459,871
Total financial debt					$ 1,464,212
Interest rate basis	TIIE 28 days plus 175 basis points
Spread on interest rate basis						1.75%
Asset backed trust notes ("CEBUR"), in Mexican pesos | 28-day TIIE
Short-term and long-term debt
Spread on interest rate basis				1.75%	1.75%
Asset backed trust notes ("CEBUR"), in Mexican pesos | Within one year
Short-term and long-term debt
Total financial debt					$ 4,341
Asset backed trust notes ("CEBUR"), in Mexican pesos | Between one year and two years
Short-term and long-term debt
Total financial debt					250,000
Asset backed trust notes ("CEBUR"), in Mexican pesos | Between two and three years
Short-term and long-term debt
Total financial debt					500,000
Asset backed trust notes ("CEBUR"), in Mexican pesos | Between three and four years
Short-term and long-term debt
Total financial debt					500,000
Asset backed trust notes ("CEBUR"), in Mexican pesos | Between four and five years
Short-term and long-term debt
Total financial debt					209,871
Short-term working capital facility with Citibanamex
Short-term and long-term debt
Total financial debt		$ 461,260	$ 948,354
Interest rate basis		TIIE 28 days plus a 90 basis points	TIIE 28 days plus a 90 basis points
Short-term working capital facility with Citibanamex | 28-day TIIE
Short-term and long-term debt
Spread on interest rate basis		0.90%	0.90%
Short-term working capital facility with Banco Sabadell S.A.
Short-term and long-term debt
Total financial debt					$ 200,000
Interest rate basis	TIIE 28 days plus a 120 basis points.
Short-term working capital facility with Banco Sabadell S.A. | 28-day TIIE
Short-term and long-term debt
Spread on interest rate basis				1.20%	1.20%
Short-term working capital facility with Banco Sabadell S.A. | Within one year
Short-term and long-term debt
Total financial debt					$ 200,000
Maximum | 28-day TIIE
Short-term and long-term debt
Spread on interest rate basis				10.00%	10.00%